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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10381

Registrant Name: PIMCO New York Municipal Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas, New York, NY 10105

Name and Address of Agent for Service: Lawrence G. Altadonna — 1345 Avenue of the Americas, New York, NY 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: April 30, 2008

Date of Reporting Period: January 31, 2008

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO New York Municipal Income Fund
Schedule of Investments
January 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
NEW YORK MUNICIPAL BONDS & NOTES–90.1%
$3,265	Albany Industrial Dev. Agcy. Civic Fac. Rev., 5.30%, 4/1/29, Ser. A	Baa3/NR	$3,272,281
1,600	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev., 6.00%, 11/15/36	NR/NR	1,455,840
	Liberty Dev. Corp. Rev.,
11,290	5.25%, 10/1/35 (h)	Aa3/AA−	11,779,083
1,150	5.50%, 10/1/37	Aa3/AA−	1,238,331
1,000	Long Island Power Auth. Electric System Rev.,
	5.375%, 5/1/33, Ser. L, (Pre-refunded @ $100, 5/1/11) (a) (b)	Aaa/AAA	1,094,100
	Metropolitan Transportation Auth. Rev.,
6,040	5.00%, 7/1/25, Ser. A (FGIC)	Aaa/AAA	6,239,622
3,000	5.00%, 11/15/26, Ser. B	A2/A	3,114,990
8,150	5.00%, 7/1/30, Ser. A (AMBAC)	Aaa/AAA	8,353,424
1,375	5.125%, 1/1/29, Ser. A	A1/AA−	1,411,149
1,500	Monroe Tobacco Asset Securitization Corp. Rev., 6.375%, 6/1/35,
	(Pre-refunded @ $101, 6/1/10) (b)	Aaa/AAA	1,650,540
1,600	Nassau Cnty. Industrial Dev. Agcy. Rev.,
	Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	1,629,984
	New York City, GO, Ser. J,
2,595	5.125%, 5/15/29 (MBIA)	Aaa/AAA	2,645,083
2,405	5.125%, 5/15/29, (Pre-refunded @ $101, 5/15/09) (MBIA) (b)	Aaa/AAA	2,527,126
5	5.25%, 6/1/28	Aa3/AA	5,173
185	5.25%, 6/1/28, (Pre-refunded @ $100, 6/1/13) (b)	Aa3/AA	207,650
	New York City Industrial Dev. Agcy. Rev.,
1,000	Liberty Interactive Corp., 5.00%, 9/1/35	Baa3/BB	928,080
1,820	Vaughn College Aeronautics, 5.25%, 12/1/36, Ser. B	NR/BB+	1,591,135
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
7,605	4.75%, 6/15/31, Ser. A (FGIC)	Aaa/AAA	7,605,532
5,000	5.125%, 6/15/33, Ser. C	Aa2/AA+	5,156,150
5,000	5.25%, 6/15/25, Ser. D	Aa2/AA+	5,262,450
	New York City Transitional Finance Auth. Rev.,
200	4.75%, 11/15/23, (Pre-refunded @ $101, 5/15/08) (b)	Aa1/AAA	203,576
2,050	4.75%, 11/15/23	Aa1/AAA	2,073,862
	New York Cntys. Tobacco Trust II Rev.,
8,000	5.625%, 6/1/35 (h)	Ba1/BBB	8,067,920
130	5.75%, 6/1/43	Ba1/BBB	131,274
13,000	5.75%, 6/1/43 (h)	Ba1/BBB	13,127,400
1,000	Niagara Falls Public Water Auth., Water & Sewer System Rev.,
	5.00%, 7/15/34, Ser. A (MBIA)	Aaa/AAA	1,030,700
	Port Auth. of New York & New Jersey Rev.,
3,000	5.00%, 9/1/29, Ser. 132	A1/AA−	3,101,010
5,000	5.00%, 9/1/38, Ser. 132	A1/AA−	5,142,600
4,515	Sachem Central School Dist. of Holbrook, GO,
	5.00%, 10/15/30, Ser. B (MBIA)	Aaa/AAA	5,057,026

PIMCO New York Municipal Income Fund
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$6,000	State Dormitory Auth. Rev., 5.00%, 7/1/37	Aa3/AA−	$6,213,780
	State Dormitory Auth. Rev.,
	Augustana Lutheran Home for the Aged, Inc. (MBIA-FHA),
100	5.40%, 2/1/31	Aaa/AAA	104,911
1,435	5.50%, 2/1/41	Aaa/AAA	1,505,301
1,500	Hospital Center, 5.00%, 7/1/26, Ser. A	Ba2/BB	1,432,170
3,850	Lenox Hill Hospital, 5.50%, 7/1/30	Ba2/NR	3,762,566
	Mental Health Services Facs. Improvement,
7,980	4.75%, 2/15/25, Ser. D (MBIA)	Aaa/AAA	7,997,636
20	4.75%, 2/15/25, Ser. D, (Pre-refunded @ $100, 8/15/08) (MBIA)(b)	Aaa/AAA	20,302
6,550	4.75%, 1/15/29, Ser. 1 (FSA)	Aaa/AAA	6,585,566
1,825	Mount Sinai Health, 6.50%, 7/1/25, Ser. A	Baa1/NR	1,891,923
7,000	NY & Presbyterian Hospital, 4.75%, 8/1/27 (AMBAC-FHA)	Aaa/AAA	7,072,800
445	NY Univ., 5.50%, 7/1/21, Ser. 2 (AMBAC)	Aaa/AAA	481,049
4,000	Sloan-Kettering Center Memorial, 5.00%, 7/1/34, Ser. 1	Aa2/AA	4,094,840
1,275	Winthrop Univ. Hospital Assoc., 5.25%, 7/1/31, Ser. A (AMBAC)	Aaa/AAA	1,326,727
1,045	State Dormitory Auth. State Univ., GO, 4.75%, 5/15/28, Ser. B,
	(Pre-refunded @ $101, 5/15/08) (FSA-CR) (b)	Aaa/AAA	1,063,685
3,975	State Urban Dev. Corp., Correctional Facs. Service,
	4.75%, 1/1/28, Ser. B, (Pre-refunded @ $101, 1/1/09) (AMBAC) (b)	Aaa/AAA	4,116,709
	Triborough Bridge & Tunnel Auth. Rev.,
2,000	5.00%, 1/1/27, Ser. A	Aa2/AA−	2,060,640
755	5.00%, 1/1/32, Ser. A	Aa2/AA−	772,425
1,225	Ulster Cnty. Industrial Dev. Agcy. Rev., 6.00%, 9/15/37, Ser. A	NR/NR	1,174,285
2,945	Warren & Washington Cntys. Industrial Dev. Agcy. Rev.,
	Glens Falls Hospital, 5.00%, 12/1/27, Ser. C (FSA)	Aaa/AAA	3,083,975
	Total New York Municipal Bonds & Notes (cost–$155,703,510)		159,864,381
OTHER MUNICIPAL BONDS & NOTES–8.0%
	California–0.9%
2,000	Tobacco Securitization Agcy. Rev., Los Angeles Cnty.,
	zero coupon, 6/1/28, (converts to 5.45% on 12/1/10)	Baa3/NR	1,586,120
	Illinois–2.3%
	Educational Facs. Auth. Rev., Univ. of Chicago, GO,
3,825	5.00%, 7/1/33	Aa1/AA	3,921,237
175	5.00%, 7/1/33, (Pre-refunded @ $100, 7/1/13) (b)	Aa1/AA	194,556
			4,115,793
	Louisiana–0.4%
750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	733,650

PIMCO New York Municipal Income Fund
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Nevada–3.1%
$5,500	Truckee Meadows Water Auth. Rev., 4.75%, 7/1/31, Ser. A (MBIA)	Aaa/AAA	$5,506,545
	Puerto Rico–1.3%
1,500	Commonwealth Highway & Transportation Auth. Rev.,
	5.25%, 7/1/38, Ser. D, (Pre-refunded @ $100, 7/1/12) (b)	Baa3/AAA	1,655,865
	Electric Power Auth. Power Rev., Ser. NN, (b)
105	5.125%, 7/1/29, (Pre-refunded @ $100, 7/1/13) (b)	A3/BBB+	117,388
395	5.125%, 7/1/29, (Pre-refunded @ $100, 7/1/13) (b)	A3/AAA	441,602
			2,214,855
	Total Other Municipal Bonds & Notes (cost–$13,789,190)		14,156,963
NEW YORK VARIABLE RATE NOTES (a)(c)(d)(e)–1.3%
2,172	New York City Transitional Finance Auth. Rev.,
	13.59%, 11/1/23, Ser. 362 (cost–$1,973,357)	Aa1/NR	2,354,469
OTHER VARIABLE RATE NOTES (e)–0.8%
	Puerto Rico–0.8%
1,300	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (cost– $1,359,797)	Ba1/BBB−	1,384,097
U.S. Treasury Bills (f)–0.1%
130	2.89%-3.20%, 2/28/08-3/13/08 (cost–$129,617)		129,617
	Total Investments before options written (cost– $172,955,471)–100.3%		177,889,527
OPTIONS WRITTEN (g)–(0.3)%
Contracts
	Call Options–(0.3)%
	U.S. Treasury Notes 10 yr. Futures CBOT,
171	strike price $114, expires 2/22/08		(496,969)
	Put Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures CBOT,
171	strike price $110, expires 2/22/08		(2,672)
	Total Options Written (premiums received–$235,982)		(499,641)
	Total Investments net of options written (cost– $172,719,489)–100.0%		$177,389,886

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.
(a)	Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $3,448,569, representing 1.94% of total investments.
(b)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(c)	144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(e)	Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2008.
(f)	All or partial amount segregated as collateral for futures contracts.
(g)	Non-income producing.
(h)	Residual Interest Bonds held in Trust – Represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:

AMBAC – insured by American Municipal Bond Assurance Corp.
CBOT – Chicago Board of Trade
CR – Custodian Receipt
FGIC – insured by Financial Guaranty Insurance Co.
FHA – insured by Federal Housing Administration
FSA – insured by Financial Security Assurance, Inc.
GO – General Obligation Bond
MBIA – insured by Municipal Bond Investors Assurance
NR – Not Rated

Other Investments:

(1) Futures contracts outstanding at January 31, 2008:

Type	Contracts	Market Value (000)	Expiration Date	Unrealized Depreciation
Short: U.S. Treasury Bond Futures	(161)	$(19,209)	3/19/08	$(110,797)

(2)	Transactions in options written for the nine months ended January 31, 2008:

	Contracts/Notional	Premiums
Options outstanding, April 30, 2007	—	$—
Options written	342	235,982
Options outstanding, January 31, 2008	342	$235,982

Item 2. Controls and Procedures

(a)	The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a -3(c)), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 26, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 26, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 26, 2008